Related-Party Transactions and Party-In-Interest Transactions (Details) - Navient 401(k) Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related-Party Transactions and Party-In-Interest Transactions [Abstract]
Other income	$ 113,561
Common Stock Fund [Member]
Related-Party Transactions and Party-In-Interest Transactions [Abstract]
Shares held (in Shares)	588,672	708,340
Estimated fair value	$ 6,016,875	$ 7,390,479
Number of units purchased (in Shares)	49,602
Purchase of company stock	$ 516,676
Number of units sold (in Shares)	169,270
Sale of company stock	$ 1,752,506
Dividend income	$ 320,605